Related Party Balances and Transactions - Schedule of Purchase Products From Related Parties (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Schedule of Purchase Products From Related Parties [Line Items]
Total purchase products from related parties	$ 65,276,881		$ 55,981,476	$ 47,704,656	$ 8,326,133
Total office leasing from a related party	300,000	$ 38,265	300,000
Total commission from a related party	139,686	17,817	487,216
Zhongshan Raytech
Schedule of Purchase Products From Related Parties [Line Items]
Total purchase products from related parties	62,846,481	8,016,133	53,756,425	47,704,656
Raytech Holdings Company Limited
Schedule of Purchase Products From Related Parties [Line Items]
Total purchase products from related parties	2,430,400	310,000	2,225,051
Total office leasing from a related party	300,000	38,265	300,000
Mr. Ling
Schedule of Purchase Products From Related Parties [Line Items]
Total commission from a related party	$ 139,686	$ 17,817	$ 487,216